14. LOANS AND BORROWINGS (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loan and financing beginning of period		R$ 18,620,279		R$ 22,165,444
Borrowing		10,420,333		5,399,158
Amortization		(10,247,359)		(9,481,138)
Interest paid		(1,421,539)		(1,290,853)
Interest accrued		1,535,916		1,506,993
Exchange rate variation		3,496,796		320,675
Loan and financing end of period		22,404,426		18,620,279
Current		1,059,984		3,132,029
Non-current		21,344,442		15,488,250
Local currency [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loan and financing beginning of period		7,613,755		10,627,140
Borrowing		4,889,205		1,983,666
Amortization		(6,208,113)		(5,068,469)
Interest paid		(597,232)		(702,579)
Interest accrued		590,448		773,997
Exchange rate variation		377,229
Loan and financing end of period		R$ 6,665,292		R$ 7,613,755
Local currency [member] | Working capital [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Charges (p.a.)		Fixed / CDI		Pre-fixed / CDI
Weighted average interest rate (p.a.)	[1]	3.25% (6.07% on 12.31.19)		6.07% (7.78% on 12.31.18)
WAMT	[2]	0.6		1.2
Loan and financing beginning of period		R$ 3,312,639		R$ 5,863,023
Borrowing		1,200,000		1,193,616
Amortization		(3,947,237)		(3,745,967)
Interest paid		(340,227)		(421,600)
Interest accrued		143,506		423,567
Exchange rate variation
Loan and financing end of period		R$ 368,681		R$ 3,312,639
Local currency [member] | Certificate of agribusiness receivables [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Charges (p.a.)		CDI / IPCA	[3]	CDI / IPCA
Weighted average interest rate (p.a.)	[1]	10.21% (6.73% on 12.31.19)	[3]	6.73% (6.08% on 12.31.18)
WAMT	[2]	3	[3]	2.5
Loan and financing beginning of period		R$ 1,597,447	[3]	R$ 2,597,502
Borrowing			[3]
Amortization	[3]	(780,000)		(999,905)
Interest paid	[3]	(100,932)		(139,633)
Interest accrued	[3]	104,578		139,483
Exchange rate variation	[3]
Loan and financing end of period	[3]	R$ 821,093		R$ 1,597,447
Local currency [member] | Development bank credit lines [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Charges (p.a.)		Fixed / Selic / TJLP		Pre-fixed / Selic / TJLP
Weighted average interest rate (p.a.)	[1]	(5.09% on 12.31.19)		5.09% (6.16% on 12.31.18)
WAMT	[2]			0.3
Loan and financing beginning of period		R$ 45,516		R$ 264,545
Borrowing
Amortization		(45,470)		(223,077)
Interest paid		(427)		(7,005)
Interest accrued		381		11,053
Exchange rate variation
Loan and financing end of period				R$ 45,516
Local currency [member] | Debenture - 1st issue [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Charges (p.a.)		CDI / IPCA		CDI / IPCA
Weighted average interest rate (p.a.)	[1]	8.28% (7.40% on 12.31.19)		7.90%
WAMT	[2]	7.7		6.2
Loan and financing beginning of period		R$ 755,760
Borrowing		2,124,725		R$ 742,250
Amortization				(15)
Interest paid		(38,339)		(16,372)
Interest accrued		179,859		29,897
Exchange rate variation
Loan and financing end of period		R$ 3,022,005		R$ 755,760
Local currency [member] | Export credit facility [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Charges (p.a.)		Fixed / CDI / USD	[4]	CDI
Weighted average interest rate (p.a.)	[1]	3.69% (5.83% on 12.31.19)	[4]	5.83% (9.02% on 12.31.18)
WAMT	[2]	6.8	[4]	8.7
Loan and financing beginning of period		R$ 1,612,365	[4]	R$ 1,625,327
Borrowing		1,490,809	[4]	(22,403)
Amortization		(1,113,176)	[4]	(31,700)
Interest paid		(111,498)	[4]	(108,845)
Interest accrued		152,968	[4]	149,986
Exchange rate variation		377,229	[4]
Loan and financing end of period	[4]	R$ 2,408,697		R$ 1,612,365
Local currency [member] | Special program asset restructuring [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Charges (p.a.)		IGPM		IGPM
Weighted average interest rate (p.a.)	[1]	(12.22% on 12.31.19)		12.22% (12.45% on 12.31.18)
WAMT	[2]			0.2
Loan and financing beginning of period		R$ 284,308		R$ 273,426
Borrowing
Amortization		(287,621)
Interest paid		(5,142)		(8,554)
Interest accrued		8,455		19,436
Exchange rate variation
Loan and financing end of period				R$ 284,308
Local currency [member] | Fiscal incentives [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Charges (p.a.)		Fixed		Pre-fixed
Weighted average interest rate (p.a.)	[1]	2.40% (2.40% on 12.31.19)		2.4% (2.40% on 12.31.18)
WAMT
Loan and financing beginning of period		R$ 5,720		R$ 3,317
Borrowing		73,671		70,203
Amortization		(34,609)		(67,805)
Interest paid		(667)		(570)
Interest accrued		701		575
Exchange rate variation
Loan and financing end of period		44,816		5,720
Foreign currency [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loan and financing beginning of period		11,006,524		11,538,304
Borrowing		5,531,128		3,415,492
Amortization		(4,039,246)		(4,412,669)
Interest paid		(824,307)		(588,274)
Interest accrued		945,468		732,996
Exchange rate variation		3,119,567		320,675
Loan and financing end of period		R$ 15,739,134		R$ 11,006,524
Foreign currency [member] | Working capital [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Charges (p.a.)		Fixed / TRY		Pre-Fixed + e.r. TRY
Weighted average interest rate (p.a.)	[1]	10.98% (16.56% on 12.31.19)		16.56% (21.91% on 12.31.18)
WAMT	[2]	1.2		1.1
Loan and financing beginning of period		R$ 191,765		R$ 194,474
Borrowing		718,956		240,702
Amortization		(381,502)		(229,919)
Interest paid		(42,742)		(41,974)
Interest accrued		46,704		42,237
Exchange rate variation		(16,676)		(13,755)
Loan and financing end of period		R$ 516,505		R$ 191,765
Foreign currency [member] | Export credit facility [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Charges (p.a.)		Fixed / LIBOR / USD		LIBOR + e.r. USD
Weighted average interest rate (p.a.)	[1]	3.13% (5.77% on 12.31.19)		5.54% (2.47% on 12.31.18)
WAMT	[2]	2.2		3.2
Loan and financing beginning of period		R$ 407,275		R$ 1,383,192
Borrowing
Amortization		(118,113)		(948,646)
Interest paid		(20,686)		(31,277)
Interest accrued		17,627		28,937
Exchange rate variation		106,533		(24,931)
Loan and financing end of period		R$ 392,636		R$ 407,275
Foreign currency [member] | Bonds [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Charges (p.a.)		Fixed / USD / EUR		Pre-Fixed + e.r. USD and EUR
Weighted average interest rate (p.a.)	[1]	4.81%(4.36% on 12.31.19)		4.36% (4.07% on 12.31.18)
WAMT	[2]	12.4		6
Loan and financing beginning of period		R$ 10,407,484		R$ 9,746,446
Borrowing		4,282,961		3,082,040
Amortization		(3,010,421)		(2,906,635)
Interest paid		(760,879)		(504,774)
Interest accrued		881,137		648,991
Exchange rate variation		3,029,711		341,416
Loan and financing end of period		R$ 14,829,993		R$ 10,407,484
Foreign currency [member] | Advances for foreign exchange rate contracts [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Charges (p.a.)		Fixed / USD		Pre-Fixed + e.r. USD
Weighted average interest rate (p.a.)	[1]	-		(4.67% on 12.31.18)
Loan and financing beginning of period				R$ 214,192
Borrowing		529,211		92,750
Amortization		(529,210)		(327,469)
Interest paid				(10,249)
Interest accrued				12,831
Exchange rate variation		(1)		17,945
Loan and financing end of period

[1]	Weighted average annual rate.
[2]	Weighted average maturity in years.
[3]	The Certificate of Agribusiness Receivable ("CRA") issued by the Company are backed by receivables of BRF S.A. from certain subsidiaries abroad.
[4]	The Export Credit Facility was issued in Reais simultaneously and in connection with a foreign exchange rate swap, resulting essentially in a net cash flow in U.S. Dollars. As the transactions are inseparable, both are recorded together under Loans and Borrowings by their amortized cost.